Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies Tables Abstract
Schedule of estimated useful life of property and equipment
Estimated useful life
Property	20 years
Leasehold improvement	5 years
Vehicles	5 years
Office equipment and furniture	3 years

Schedule of classification and measurement of financial instruments
	IAS 39		IFRS 9
	Measurement category	Carrying amount	Measurement category	Carrying amount
		RMB’000		RMB’000
Cash and cash equivalents	Amortised cost (loans and receivables)	21,717	Amortised cost	21,717
Interest receivables	Amortised cost (loans and receivables)	39,628	Amortised cost	11,320
Loan receivables	Amortised cost (loans and receivables)	791,390	Amortised cost	585,652

Schedule of reconciliation of statement of financial position
	IAS 39 carrying amount			IFRS 9 carrying amount
	December 31, 2017	Reclassification	Remeasurements	January 1, 2018
	RMB’000	RMB’000	RMB’000	RMB’000
Cash and cash equivalents	21,717	-	-	21,717
Interest receivables	39,628	-	(28,308)	11,320
Loan receivables	791,390	-	(205,738)	585,652
	852,735	-	(234,046)	618,689

Schedule of reconciliation of impairment allowance
	Loan loss allowance under IAS 39	Reclassification	Remeasurements	Loan loss allowance under IFRS 9
	RMB’000	RMB’000	RMB’000	RMB’000

Cash and cash equivalents	-	-	-	-
Interest receivables	508	-	1,944	2,452
Loan receivables	26,724	-	304,238	330,962
Total	27,232	-	306,182	333,414